Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Millions			2 Months Ended	6 Months Ended
	Jul. 23, 2026	Jun. 29, 2026	Aug. 31, 2026	Jun. 30, 2026	Jun. 30, 2025
7.00% Series B Cumulative Redeemable Perpetual Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Shares available for offering		920,000
Dividend rate		7.00%
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares repurchased				178,665	67,534
Subsequent Event [Member] | 7.00% Series B Cumulative Redeemable Perpetual Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Shares available for offering	920,000
Dividend rate	7.00%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares repurchased			30
Share price per share			$ 4.18
Share repurchase remaining authorized amount			$ 2.1